As filed with the Securities and Exchange Commission November 2, 2004
                                                    Registration Nos. 333-118174

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
        [] Pre-Effective Amendment No. [X] Post-Effective Amendment No. 1
                              --------------------
                              PHOENIX EQUITY TRUST
            (formerly, Phoenix-Aberdeen Worldwide Opportunities Fund)
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                     c/o Phoenix Equity Planning Corporation
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)
                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)
                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                          Copies of Communications to:
                           Matthew A. Swendiman, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056

                                Richard L. Teigan
                               Foley & Lardner LLP
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                              --------------------

      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

      This Post-Effective Amendment consists of the following:

      (1) Facing Sheet of the Registration Statement.

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      (2) Part C to the Registration Statement (including signature page).

      (3) Exhibit 10(f) to the Registration Statement.

      (4) Exhibit 12 to the Registration Statement.

      This Post-Effective Amendment is being filed solely to file the Second Amendment to the 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan as Exhibit 10(f) and the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.


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      Parts A, B and C of Registrant's Initial Registration Statement (No.
333-118174) and Pre-Effective Amendment No. 1 under the Securities Act of 1933 ("1933 Act"), filed on August 12, 2004 and September 21, 2004, respectively, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of filing the Second Amendment to the 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan as Exhibit 10(f) and the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

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                                     PART C



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                              PHOENIX EQUITY TRUST
            (formerly Phoenix Aberdeen Worldwide Opportunities Fund)

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification

         The Agreement and Declaration of Trust dated August 17, 2000 and the Bylaws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 69 (File No. 002-16590) on October 30, 2000 and incorporated herein by reference.

(2) Bylaws of the Registrant filed via EDGAR with Post-Effective Amendment No. 69 (File No. 002-16590) on October 30, 2000 and incorporated herein by reference.

(3)        Not Applicable.

(4) Agreement and Plan of Reorganization (included as Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Agreement and Declaration of Trust referenced in Exhibit 1 above and Registrant's Bylaws referenced in Exhibit 2 above.

(6)(a) Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 20, 2002, as filed via EDGAR on Form N-1A on October 28, 2003 with Post-Effective Amendment No. 74 (File No. 002-16590) and incorporated herein by reference.

(6)(b) First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated October 21, 2004 as filed via EDGAR on Form N-1A on October 21, 2004 with Post-Effective Amendment No. 79 (File No. 002-16590) and incorporated by reference.


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(6)(c)     Subadvisory Agreement between Phoenix Investment Counsel, Inc. and
           Aberdeen Fund Managers, Inc. now known as Aberdeen Asset Management dated October 27, 1998, as filed via EDGAR on Form N-1A on December 15, 1998 with Post-Effective Amendment No. 66 (File No. 002-16590) and incorporated herein by reference.

(6)(d) Amendment to Sub-Advisory Agreement between Phoenix Investment Counsel, Inc. and Aberdeen Fund Managers, Inc. now known as Aberdeen Asset Management dated November 20, 2002, as filed via EDGAR on Form N-1A on October 28, 2003 with Post-Effective Amendment No. 74 (File No. 002-16590) and incorporated herein by reference.

(6)(e) Subadvisory Agreement between the Registrant, Phoenix Investment Counsel, Inc. and Sasco Capital, Inc. dated October 21, 2004 as filed via EDGAR on Form N-1A on October 21, 2004 with Post-Effective Amendment No. 79 (File No. 002-16590) and incorporated by reference.

(7)(a) Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997, as filed via EDGAR on Form N-1A on October 6, 1998 with Post-Effective Amendment No. 64 (File No. 002-16590) and incorporated herein by reference.

(7)(b) Updated Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, as filed via EDGAR on Form N-1A on October 28, 2003 with Post-Effective Amendment No. 74 (File No. 002-16590) and incorporated herein by reference.

(8)        Not Applicable.

(9)(a) Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997 as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(9)(b) Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(9)(c) Amendment effective July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(9)(d) Amendment effective May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street Bank and Trust Company as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(10)(a) Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class A Shares as filed via EDGAR on Form N-1A (File No. 002-16590) on October 24, 1997 with Post-Effective Amendment No. 63 and incorporated herein by reference.

(10)(b) First Amendment of Phoenix Aberdeen Worldwide Opportunities Fund to the Amended and Restated Distribution Plan for Class A Shares, as filed via EDGAR on Form N-1A (File No. 002-16590) on October 28, 2003 with Post-Effective Amendment No. 74 and incorporated herein by reference.

(10)(c) Distribution Plan Pursuant to Rule 12b-1 for Class C Shares as filed via EDGAR Form N-1A (File No. 002-16590) on August 7, 2000 with Post-Effective Amendment No. 68 and incorporated herein by reference.


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(10)(d)    2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan
           adopted August 17, 2004 as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(10)(e) First Amendment to the 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan adopted August 17, 2004 as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(10)(f) Second Amendment to the 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan adopted August 17, 2004 and amended September 14, 2004 and September 20, 2004 filed herewith.

(11) Opinion and Consent of Matthew A. Swendiman, Esq. with respect to the legality of the shares being issued as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(12) Opinion and Consent of Foley & Lardner LLP with respect to a tax-free reorganization filed herewith.

(13)(a) Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation, dated June 1, 1994, as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 63 on October 24, 1997 and incorporated herein by reference.

(13)(a)(1) First Amendment to Transfer Agency and Service Agreement between
           Registrant and Phoenix Equity Planning Corporation dated February 28, 2004 as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(13)(b) Sub-Transfer Agent Agreement: Sub-Transfer Agency and Service Agreement between Phoenix Equity Planning Corporation and State Street Bank and Trust Company, effective June 1, 1994, as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and incorporated herein by reference.

(13)(c) Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated November 19, 1997, as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and incorporated herein by reference.

(13)(d) First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated March 23, 1998, as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and incorporated herein by reference.

(13)(e) Second Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated July 31, 1998, as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and incorporated herein by reference.

(13)(f) Third Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated January 1, 2003, as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 74 on October 28, 2003 and incorporated herein by reference.

(13)(g) Fourth Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective October 21, 2004, as filed via EDGAR on Form N-1A on October 21, 2004 (File No. 002-16590) with Post-Effective Amendment No. 79 and incorporated by reference.


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(13)(h)    Codes of Ethics of the Fund, the Adviser and the Distributor as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(14) Consent of PricewaterhouseCoopers LLP as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(15)       Not Applicable.

(16) Powers of Attorney as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

(17)(a) Form of Proxy Card for FMI Sasco Contrarian Value as filed via EDGAR on Form N-14/A on September 21, 2004 (File No. 333-118174) and incorporated by reference.

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Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 2nd day of November 2004.

                              PHOENIX EQUITY TRUST

                                   By:/s/  Philip R. McLoughlin
                                   ----------------------------
                                    Name:  Philip R. McLoughlin
                                    Title: President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated as of the 2nd day of November 2004.

Signature                                           Title
---------                                           -----


                                                    Trustee
--------------------------------------------------
E. Virgil Conway*


/s/Nancy G. Curtiss                                 Treasurer
--------------------------------------------------  (Principal Financial and
Nancy G. Curtiss*                                   Accounting Officer)


                                                    Trustee
--------------------------------------------------
Harry Dalzell-Payne*


                                                    Trustee
--------------------------------------------------
Francis E. Jeffries*


                                                    Trustee
--------------------------------------------------
Leroy Keith, Jr.*


                                                    Trustee
--------------------------------------------------
Marilyn E. LaMarche*


/s/ Philip R. McLoughlin                            President and Trustee
--------------------------------------------------  (Principal Executive
Philip R. McLoughlin*                               Officer)



--------------------------------------------------  Trustee
Geraldine M. McNamara*



--------------------------------------------------  Trustee
Everett L. Morris*


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--------------------------------------------------  Trustee
James M. Oates*



--------------------------------------------------  Trustee
Richard E. Segerson*



--------------------------------------------------  Trustee
Lowell P. Weicker, Jr.*



*/s/ Philip R. McLoughlin
--------------------------------------------------

*Pursuant to powers of attorney, as filed via EDGAR on Form N-14/A on September
          21, 2004 (File No. 333-118174) and incorporated by reference.


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                                Index to Exhibits
                                -----------------

10(f) Second Amendment to the 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan

12      Opinion and  Consent of Foley & Lardner, LLP